Commitments and Contingencies (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Leases
Operating Leases, Rent Expense, Net	$ 123.5	$ 107.6	$ 108.2
Operating Leases, Future Minimum Payments
Operating Leases, Future Minimum Payments Due, Current	103.2
Operating Leases,Future Minimum Payments, Due In Two Years	81.4
Operating Leases, Future Minimum Payments, Due In Three Years	61.2
Operating Leases, Future Minimum Payments, Due In Four Years	45.2
Operating Leases, Future Minimum Payments, Due In Five Years	35.7
Operating Leases, Future Minimum Payments, Due Thereafter	68.6
Operating Leases, Future Minimum Payments Due, Total	395.3
Unconditional Purchase Obligations
Unconditional Purchase Obligation	210.9
Letters of Credit, Guarantees and Other Commitments [Abstract]
Outstanding letters of credit and bank guarantees	96.4
Outstanding letters of credit and bank guarantees for businesses that have been sold	3.9
Letters of Credit, Lastest Expiration Date	2099
Surety bonds	46.7
Surety Bonds, Lastest Expiration Date	2013
Investment Funding Commitment	6.2
Loss Contingency
Loss Contingency for Product Liability, Workers Compensation and Other Personal Injury, Range Of Possible Loss, Minimum	214
Loss Contingency for Product Liability, Workers Compensation and Other Personal Injury, Range Of Possible Loss, Maximum	307
Loss Contingency for Product Liability, Workers Compensation and Other Personal Injury, Accrual At Carrying Value	156
Loss Contingency for Product Liability, Workers Compensation and Other Personal Injury, Accrual, Gross	217
Estimated Amount Due from Insurers, Net	99
Estimated Amount Due from Insurers, Undiscounted	137
Loss Contingency for Product Liability, Workers Compensation and Other Personal Injury, Accrual, Discount Rate	4.67%
Loss Contingency for Product Liability, Workers Compensation and Other Personal Injury, Accrual, Discount Amount	61
Estimated Amount Due from Insurers, Discount Amount	37
Loss Contingency for Product Liability, Workers Compensation and Other Personal Injury, Net, Discount Amount	24
Loss Contingency Accrual, Product Liability, Gross, Divested Business	8
Accrual For Environmental Loss Contingencies Disclosure
Accrual For Environmental Loss Contingencies, Discount Rate	4.73%
Accrual For Environmental Loss Contingencies, Discount	8
Accrual For Environmental Loss Contingencies, Discount Accretion Period	30 years
Accrual For Environmental Loss Contingencies, Net	$ 22	$ 23